Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of commitments and contingencies [line items]
Capital commitments related to property, plant and equipment	¥ 594.0	$ 83.8	¥ 774.5
Investments commitments related to interest in joint venture	17.6	2.5	58.8
Irrevocable letter of credits issued	¥ 30.8	$ 4.4	¥ 93.5